Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions		8 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates		€ 677	€ 316	€ 424
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price			€ 2.88	€ 5.73
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)	[1]		31.20%
Investments in joint ventures	[1]	97	€ 102	€ 90
MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)	[2]		50.00%
Investments in joint ventures	[2]	104	€ 81	96
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)			0.00%
Investments in joint ventures		€ 84	€ 51	76
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)		30.10%	29.60% [3]
Investments in joint ventures	[3]	€ 392	€ 82	€ 162
Impairment loss recognised in profit or loss			€ (77)
MCM Vaccine BV | MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)			100.00%

[1]	(b)Joint venture.
[2]	(c)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV
[3]	(a) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.88 as of December 31, 2024, and €5.73 as of December 31, 2023)